Vessels, Port Terminals and Other Fixed Assets, net - Balance Sheet Analysis (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost
Vessels, port terminals and other fixed assets, net
Balance	$ 448,718	$ 420,266	$ 348,234
Additions	59,396	33,079	72,184
Disposals	0	(37)	(152)
Write-off	(22)	0	0
Restructure of capital leases	0	(4,590)	0
Balance	508,092	448,718	420,266
Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(92,680)	(70,178)	(52,101)
Additions	(19,555)	(22,502)	(18,180)
Disposals	0	0	103
Write-off	22	0	0
Restructure of capital leases	0	0	0
Balance	(112,213)	(92,680)	(70,178)
Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	356,038	350,088	296,133
Additions	39,841	10,577	54,004
Disposals	0	(37)	(49)
Write-off	0	0	0
Restructure of capital leases	0	(4,590)	0
Balance	395,879	356,038	350,088
Dry Port Terminal | Cost
Vessels, port terminals and other fixed assets, net
Balance	59,099	47,926	39,501
Additions	16,196	11,173	8,577
Disposals	0	0	(152)
Write-off	(22)	0	0
Balance	75,273	59,099	47,926
Dry Port Terminal | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(7,742)	(6,213)	(5,094)
Additions	(1,597)	(1,529)	(1,222)
Disposals	0	0	103
Write-off	22	0	0
Balance	(9,317)	(7,742)	(6,213)
Dry Port Terminal | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	51,357	41,713	34,407
Additions	14,599	9,644	7,355
Disposals	0	0	(49)
Write-off	0	0	0
Balance	65,956	51,357	41,713
Oil Storage Plant and Port Facilities for Liquid Cargoes | Cost
Vessels, port terminals and other fixed assets, net
Balance	27,141	26,410	25,757
Additions	616	731	653
Balance	27,757	27,141	26,410
Oil Storage Plant and Port Facilities for Liquid Cargoes | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(6,509)	(5,253)	(3,937)
Additions	(1,256)	(1,256)	(1,316)
Balance	(7,765)	(6,509)	(5,253)
Oil Storage Plant and Port Facilities for Liquid Cargoes | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	20,632	21,157	21,820
Additions	(640)	(525)	(663)
Balance	19,992	20,632	21,157
Tanker Vessels, Barges and Pushboats | Cost
Vessels, port terminals and other fixed assets, net
Balance	356,409	340,990	278,837
Additions	40,587	20,009	62,153
Transfers	3,030	0	0
Restructure of capital leases	0	(4,590)	0
Balance	400,026	356,409	340,990
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(77,400)	(58,017)	(42,637)
Additions	(16,384)	(19,383)	(15,380)
Transfers	0	0	0
Restructure of capital leases	0	0	0
Balance	(93,784)	(77,400)	(58,017)
Tanker Vessels, Barges and Pushboats | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	279,009	282,973	236,200
Additions	24,203	626	46,773
Transfers	3,030	0	0
Restructure of capital leases	0	(4,590)	0
Balance	306,242	279,009	282,973
Other Fixed Assets | Cost
Vessels, port terminals and other fixed assets, net
Balance	6,069	4,940	4,139
Additions	1,997	1,166	801
Transfers	(3,030)	0	0
Disposals	0	(37)	0
Balance	5,036	6,069	4,940
Other Fixed Assets | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(1,029)	(695)	(433)
Additions	(318)	(334)	(262)
Transfers	0	0	0
Disposals	0	0	0
Balance	(1,347)	(1,029)	(695)
Other Fixed Assets | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	5,040	4,245	3,706
Additions	1,679	832	539
Transfers	(3,030)	0	0
Disposals	0	(37)	0
Balance	$ 3,689	$ 5,040	$ 4,245